SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (9,267)	$ (11,262)
Salaries and Short-term Employee Benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(7,405)	(8,407)
Share-based Compensation
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(1,827)	(2,222)
Termination Benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (35)	$ (633)